Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies
20.	Contingencies

On April 15, 2021, a new putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain officers of the Company. The complaint alleges that the Company’s press release issued in February 2021 about increased visibility into revenue and the size and quality of orders the Company was receiving were materially false and misleading. Plaintiff claims that the truth about the Company’s revenue was revealed in April 2021, when the Company announced its latest financial results. On December 14, 2021, the Court so-ordered this stipulation. On February 7, 2022, lead plaintiffs filed an amended complaint asserting the same claims under Sections 10(b) and 20(a) of the Exchange Act against the same set of defendants. The amended complaint alleges the Company’s November 30, 2020 and February 10, 2021 press releases and the April 9, 2021 interview of the Company’s chief executive officer in an article published by Decrypt contained false and misleading statements regarding the pre-sale orders the Company had received and the Company’s ability to secure sufficient chip supply to meet the increasing demand for mining machines. On April 8, 2022, Canaan filed a motion to dismiss the amended complaint, which has been fully briefed as of July 7, 2022. On March 27, 2023, the Court granted the Company’s motion to dismiss in full. The Court also granted lead plaintiffs leave to amend their amended complaint within 30 days of the Court’s order. On May 10, 2023, lead plaintiffs informed the Court that they decided not to file a second amended complaint. On May 12, 2023, the Court entered the judgment dismissing this action with prejudice. Plaintiffs did not appeal.

Also, the Company is and, from time to time, may in the future become, involved in other legal proceedings in the ordinary course of business. The Company currently believes that the outcome of any of these existing legal proceedings, either individually or in the aggregate, will not have a material impact on the operating results, financial condition or cash flows of the Company. With respect to existing legal proceedings, the Company has either determined that the existence of a material loss is not reasonably possible or that it is unable to estimate a reasonably possible loss or range of loss. The Company may incur substantial legal fees, which are expensed as incurred, in defending against these legal proceedings.